Business Segment Information - Distribution Income from Operations, including Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Income from operations	$ 101,946	$ 91,720
Ireland
Segment Reporting Information [Line Items]
Income from operations	70,621	69,810
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	5,850	5,168
U.S.
Segment Reporting Information [Line Items]
Income from operations	17,107	11,802
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 8,368	$ 4,940